Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 14 — LEASES

Operating Leases

On November 30, 2023, the Company entered into an operating lease agreement for office premises with a term commencing on November 30, 2023, and expiring on November 29, 2026. On May 10, 2026, the Company executed a new lease agreement to relocate its operations to new office premises. The new lease has a term of three years, effective from May 10, 2026, through May 9, 2029. As a result of this arrangement, there is a period of concurrent occupancy from May 10, 2026, to November 29, 2026, during which the Company maintains operations at both the existing and new locations prior to fully transitioning to the new premises upon the expiration of the initial lease. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet.

For the years ended June 30, 2026, 2025 and 2024, the Company recognized total operating lease expenses including short-term lease expenses of $8,870, $9,972 and $13,022, respectively. Cash paid for operating leases were $9,241, $7,629 and $7,684, respectively for the years ended 2026, 2025 and 2024. The lease agreement does not contain any material residual value guarantees or material restrictive covenants.

	As of June 30,
	2026	2025
Operating lease right-of-use assets	$3,991	$10,525
Operating lease liabilities – current	1,356	7,550
Operating lease liabilities – noncurrent	1,415	-
Total operating lease liabilities	$2,771	$7,550

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of June 30,
	2026	2025
Weighted-average remaining lease term (years)	2.90	1.42
Weighted-average discount rate	3.00%	2.80%

The following table summarizes the maturity of operating lease liabilities as of June 30, 2026:

As of June 30,
2026
2027	1,455
2028	1,455
Thereafter	-
Total lease payments	2,910
Less: imputed interest	(139)
Total lease liabilities	$2,771